July 25, 2005

VIA EDGAR TRANSMISSION AND BY HAND

Jason Wynn
Division of Corporation Finance
Mail Stop 0405
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0405

Re:
Reddy Ice Holdings, Inc.
Registration Statement on Form S-1 (File No. 333-122751)

Ladies and Gentlemen:

        On behalf of Reddy Ice Holdings, Inc., a Delaware corporation (the "Company") and pursuant to the provisions of the Securities Act of 1933, as amended, we are filing by EDGAR transmission amendment No. 3 to the registration statement on Form S-1 (File No. 333-122751) ("Amendment No. 3"). The registration statement was initially filed on February 11, 2005 (such initial filing, together with amendment No. 1 thereto, filed on April 5, 2005 ("Amendment No. 1") and Amendment No. 2 thereto, filed on May 25, 2005 ("Amendment No. 2") being herein referred to as the "Registration Statement").

        To expedite your review, we have enclosed with the by-hand copy of this letter (i) five copies of Amendment No. 3, marked against Amendment No. 2 and (ii) five copies of Amendment No. 3, marked against the preliminary draft of Amendment No. 3 provided to you on July 20, 2005.

        Please note that the Company has also filed within the prospectus included in Amendment No. 3 the revised graphics for the inside front cover and inside back cover of the prospectus. These graphics replace the graphics previously provided to you supplementally along with Amendment No. 1.

        By copy of this letter we are providing courtesy copies of this letter and Amendment No. 3 to the following members of the Staff: Traci Towner, Karl Hiller and H. Roger Schwall.

        Comments or questions regarding any matters with respect to Amendment No. 3 may be directed to John Papachristos at (212) 701-3691 or Roger Meltzer at (212) 701-3851.

Very truly yours,
/s/ JOHN PAPACHRISTOS John Papachristos

Enclosures

cc:	Traci Towner Karl Hiller H. Roger Schwall Securities and Exchange Commission
Steven J. Janusek Reddy Ice Holdings, Inc.
Kris F. Heinzelman George A. Stephanakis Cravath, Swaine & Moore LLP
Jens Mielke Deloitte & Touche LLP
Roger Meltzer Cahill Gordon & Reindel lLP